John Hancock
Preferred Income Fund II
Quarterly portfolio holdings 10/31/2022

Fund’s investments
As of 10-31-22 (unaudited)
	Shares	Value
Preferred securities (A) 87.3% (54.5% of Total investments)		$292,748,809
(Cost $346,298,744)
Communication services 6.4%		21,542,233
Diversified telecommunication services 1.2%
Qwest Corp., 6.750%	220,000	3,960,000
Media 0.4%
Paramount Global, 5.750%	50,000	1,452,500
Wireless telecommunication services 4.8%
Telephone & Data Systems, Inc., 6.000%	222,100	3,931,170
Telephone & Data Systems, Inc., 6.625%	211,250	4,244,013
U.S. Cellular Corp., 5.500%	105,000	1,792,350
U.S. Cellular Corp., 5.500%	110,000	1,881,000
U.S. Cellular Corp., 6.250%	220,000	4,281,200
Consumer discretionary 1.2%		3,934,420
Internet and direct marketing retail 1.2%
Qurate Retail, Inc., 8.000%	73,500	3,544,170
QVC, Inc., 6.250% (B)	25,000	390,250
Energy 2.6%		8,724,000
Oil, gas and consumable fuels 2.6%
Enbridge, Inc., 6.375% (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	4,987,500
NuStar Logistics LP, 10.813% (3 month LIBOR + 6.734%) (B)(C)	150,000	3,736,500
Financials 43.3%		145,132,047
Banks 22.1%
Bank of America Corp., 6.000% (B)	108,575	2,584,085
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	110,000	2,794,000
Bank of America Corp., 7.250% (B)	7,000	8,123,220
Citigroup Capital XIII, 10.785% (3 month LIBOR + 6.370%) (C)	265,000	7,274,250
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)	300,564	7,502,077
Fifth Third Bancorp, 6.000% (B)	150,000	3,276,000
First Republic Bank, 4.000% (B)	185,000	2,776,850
First Republic Bank, 4.500% (B)	84,700	1,426,348
First Republic Bank, 4.700% (B)	147,325	2,588,500
Fulton Financial Corp., 5.125% (B)	113,025	2,269,542
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	227,825	5,654,617
Pinnacle Financial Partners, Inc., 6.750%	140,000	3,409,000
Synovus Financial Corp., 6.300% (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	164,500	3,849,300
The PNC Financial Services Group, Inc., 6.850% (3 month LIBOR + 4.068%) (B)(C)	109,000	2,774,050
Wells Fargo & Company, 6.625% (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)	269,225	6,733,317
Wells Fargo & Company, 7.500% (B)	7,500	8,741,475
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	93,000	2,330,580
Capital markets 6.6%
Brookfield Finance, Inc., 4.625% (B)	95,000	1,594,100
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	125,000	3,036,250
Morgan Stanley, 6.500% (B)	208,450	5,169,560
Morgan Stanley, 6.875% (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (B)	86,000	2,151,720
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)	405,472	$10,157,074
Consumer finance 1.1%
Navient Corp., 6.000% (B)(D)	200,341	3,694,288
Insurance 13.4%
AEGON Funding Company LLC, 5.100% (B)	267,925	5,224,538
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	131,750	3,051,330
American Financial Group, Inc., 5.125% (B)	123,850	2,459,661
American International Group, Inc., 5.850% (B)	207,000	4,554,000
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	270,000	6,428,700
Brighthouse Financial, Inc., 6.600% (B)	306,687	6,897,391
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	282,950	7,145,902
RenaissanceRe Holdings, Ltd., 4.200% (B)(D)	169,000	2,817,230
The Phoenix Companies, Inc., 7.450%	216,500	3,306,217
Unum Group, 6.250% (B)	137,500	3,092,375
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	75,000	244,500
Health care 1.6%		5,312,660
Health care equipment and supplies 1.6%
Becton, Dickinson and Company, 6.000% (B)	109,000	5,312,660
Industrials 1.1%		3,713,175
Trading companies and distributors 1.1%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	137,525	3,713,175
Real estate 3.8%		12,873,205
Equity real estate investment trusts 3.8%
Diversified Healthcare Trust, 5.625% (B)	657,520	8,025,029
Pebblebrook Hotel Trust, 6.375%	160,450	2,926,608
Vornado Realty Trust, 5.400%	116,600	1,921,568
Utilities 27.3%		91,517,069
Electric utilities 5.2%
Duke Energy Corp., 5.750% (B)	160,000	3,780,800
NextEra Energy, Inc., 6.219% (B)	142,250	6,863,563
NextEra Energy, Inc., 6.926% (B)	90,800	4,222,200
NSTAR Electric Company, 4.780% (B)	15,143	1,408,299
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	64,650	1,250,331
Gas utilities 2.6%
South Jersey Industries, Inc., 5.625% (B)	188,875	3,307,201
Spire, Inc., 7.500%	26,000	1,319,760
UGI Corp., 7.250%	49,500	4,201,560
Independent power and renewable electricity producers 3.5%
The AES Corp., 6.875% (B)	119,000	11,722,690
Multi-utilities 16.0%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (B)(D)	290,000	6,574,300
Algonquin Power & Utilities Corp., 6.875% (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (B)	420,050	9,430,123
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CMS Energy Corp., 5.625% (B)	187,515	$4,055,949
CMS Energy Corp., 5.875% (B)	35,000	762,650
DTE Energy Company, Series E, 5.250% (B)	160,000	3,436,800
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)(D)	237,872	5,471,056
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(D)	338,000	8,351,980
NiSource, Inc., 7.750% (B)(D)	93,100	9,493,407

Sempra Energy, 5.750% (B)	270,000	5,864,400
Common stocks 5.1% (3.1% of Total investments)		$16,962,783
(Cost $23,215,711)
Communication services 0.3%		1,104,000
Diversified telecommunication services 0.3%
Lumen Technologies, Inc. (B)	150,000	1,104,000
Energy 2.8%		9,275,815
Oil, gas and consumable fuels 2.8%
BP PLC, ADR (B)(D)	140,000	4,659,200
Equitrans Midstream Corp. (B)	198,446	1,670,915
The Williams Companies, Inc. (B)	90,000	2,945,700
Utilities 2.0%		6,582,968
Multi-utilities 2.0%
Algonquin Power & Utilities Corp. (B)	174,800	6,582,968

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 63.0% (39.3% of Total investments)				$211,285,741
(Cost $244,920,436)
Communication services 2.7%				9,230,468
Media 1.7%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	6,700,000	5,664,308
Wireless telecommunication services 1.0%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)(F)	6.875	07-19-27	4,572,000	3,566,160
Consumer discretionary 2.4%				8,239,764
Automobiles 2.4%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	2,500,000	2,125,000
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (F)	6.500	09-30-28	7,239,000	6,114,764
Consumer staples 0.2%				661,625
Food products 0.2%
Land O’ Lakes, Inc. (B)(F)(G)	8.000	07-16-25	670,000	661,625
Energy 7.4%				24,742,009
Oil, gas and consumable fuels 7.4%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	5,297,000	5,217,839
Enbridge, Inc. (7.375% to 10-15-27, then 5 Year CMT + 3.708%) (B)(D)	7.375	01-15-83	4,193,000	3,956,795
Energy Transfer LP (3 month LIBOR + 3.018%) (B)(C)	5.800	11-01-66	8,050,000	6,017,375
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	6,500,000	4,655,625
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(D)(F)	6.875	02-15-23	3,000,000	2,925,000
Transcanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%) (B)(D)	5.600	03-07-82	2,300,000	1,969,375
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 40.8%				$136,687,615
Banks 27.9%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(D)(F)	5.875	03-15-28	6,096,000	5,247,132
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	5,750,000	5,433,750
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (B)(F)	6.500	10-23-24	1,636,000	1,623,730
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(F)	7.750	09-15-23	1,102,000	1,037,258
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)(D)(F)	8.000	06-15-24	1,935,000	1,820,734
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)(F)	8.000	03-15-29	2,240,000	2,006,713
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (B)(F)(G)	7.750	08-16-29	2,450,000	2,309,946
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(F)	6.375	04-06-24	6,000,000	5,470,522
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	5,500,000	4,617,007
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	4,250,000	4,122,530
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	4,250,000	4,128,025
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	1,500,000	1,363,270
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(D)(F)	4.600	02-01-25	6,500,000	5,800,600
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(D)(F)	6.750	02-01-24	667,000	667,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	6,000,000	5,720,843
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	7,200,000	5,334,331
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (F)	4.100	02-15-31	4,500,000	2,766,306
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (F)	4.700	11-15-31	6,700,000	4,472,250
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	2,490,000	2,503,315
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)(D)(F)	3.400	09-15-26	2,800,000	2,089,500
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	5,965,000	5,532,538
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	5,631,000	5,333,683
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (C)(F)	6.460	02-01-23	1,330,000	1,326,647
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)	8.125	10-31-82	6,617,000	6,691,441
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)(D)(F)	3.700	01-15-27	5,735,000	4,458,963
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(D)(F)	5.900	06-15-24	2,000,000	1,813,750
Capital markets 3.7%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (B)(D)(F)	3.750	12-20-26	2,550,000	1,963,959
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)(D)(F)	4.000	06-01-26	4,000,000	3,288,600
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(D)(F)	4.000	12-01-30	2,700,000	2,005,425
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)(F)	5.000	06-01-27	2,475,000	2,196,563
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(D)(F)	5.375	06-01-25	3,100,000	3,026,375
Consumer finance 2.3%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (B)(D)(F)	3.550	09-15-26	5,500,000	4,241,875
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	3,400,000	3,266,379
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%) (B)(D)	5.750	09-01-40	3,000,000	2,659,146
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 6.1%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	4,000,000	$3,829,783
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(D)(F)	5.875	03-15-28	5,277,000	4,733,688
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) (B)	5.125	03-01-52	2,224,000	1,896,338
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	5,750,000	4,341,250
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	6,890,000	5,546,450
Utilities 9.5%				31,724,260
Electric utilities 5.8%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%) (B)(D)	3.250	01-15-82	3,350,000	2,345,428
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (F)	5.000	12-15-26	2,790,000	2,259,900
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-15-26	7,500,000	6,119,250
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)(D)	6.750	06-15-76	2,490,000	2,320,984
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (B)	5.650	05-01-79	5,500,000	4,646,561
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%) (B)(D)	3.750	09-15-51	2,000,000	1,585,191
Independent power and renewable electricity producers 2.4%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (F)(G)	7.000	12-15-26	2,440,000	2,158,436
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (F)(G)	8.000	10-15-26	6,131,000	5,824,450
Multi-utilities 1.3%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (F)	6.125	09-01-23	342,000	321,201
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (B)(D)	4.750	06-01-50	3,500,000	2,901,924

Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	1,500,000	1,240,935
Capital preferred securities (H) 2.8% (1.8% of Total investments)				$9,497,917
(Cost $10,678,500)
Financials 1.2%				4,084,473
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(D)(G)	7.875	12-15-37	3,900,000	4,084,473
Utilities 1.6%				5,413,444
Multi-utilities 1.6%
Dominion Resources Capital Trust III (B)(D)	8.400	01-15-31	5,000,000	5,413,444

	Yield (%)	Shares	Value
Short-term investments 2.0% (1.3% of Total investments)			$6,761,799
(Cost $6,762,526)
Short-term funds 2.0%			6,761,799
John Hancock Collateral Trust (I)	3.1986(J)	676,789	6,761,799

Total investments (Cost $631,875,917) 160.2%	$537,257,049
Other assets and liabilities, net (60.2%)	(201,892,516)
Total net assets 100.0%	$335,364,533

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-22 was $369,734,760. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $138,217,726.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 10-31-22, and is a component of the fund’s leverage under the Credit Facility Agreement.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-22.
The fund had the following country composition as a percentage of total investments on 10-31-22:
United States	85.7%
Canada	8.6%
United Kingdom	2.9%
Bermuda	1.7%
Other countries	1.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	205	Short	Dec 2022	$(24,162,401)	$(22,671,719)	$1,490,682
						$1,490,682
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
8	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2022, by major security category or type:
	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$21,542,233	$21,542,233	—	—
Consumer discretionary	3,934,420	3,934,420	—	—
Energy	8,724,000	8,724,000	—	—
Financials	145,132,047	134,679,928	$10,452,119	—
Health care	5,312,660	5,312,660	—	—
Industrials	3,713,175	3,713,175	—	—
Real estate	12,873,205	12,873,205	—	—
Utilities	91,517,069	83,317,954	8,199,115	—
Common stocks	16,962,783	16,962,783	—	—
Corporate bonds	211,285,741	—	211,285,741	—
Capital preferred securities	9,497,917	—	9,497,917	—
Short-term investments	6,761,799	6,761,799	—	—
Total investments in securities	$537,257,049	$297,822,157	$239,434,892	—
Derivatives:
Assets
Futures	$1,490,682	$1,490,682	—	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	676,789	—	$53,891,732	$(47,127,674)	$(1,532)	$(727)	$66,744	—	$6,761,799
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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